Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

Note 7.  Goodwill and Other Intangible Assets

The changes in the carrying amount of goodwill for the years ended December 31, 2017 and 2016 were as follows:

	Magazines,
	Catalogs
	and Logistics	Book	Office Products	Other	Total
Net book value as of January 1, 2016
Goodwill	$434	$354	$109	$57	$954
Accumulated impairment losses	(434)	(303)	(79)	(57)	(873)
Total	$—	$51	$30	$—	$81
Acquisition	—	—	—	3	3
Net book value as of December 31, 2016
Goodwill	$434	$354	$109	$64	$961
Accumulated impairment losses	(434)	(303)	(79)	(61)	(877)
Total	$—	$51	$30	3	$84
Acquisition	68	—	1	2	71
Impairment charges	(68)	—	—	(5)	(73)
Net book value as of December 31, 2017
Goodwill	$502	$354	$110	$78	$1,044
Accumulated impairment losses	(502)	(303)	(79)	(78)	(962)
Total	—	51	31	—	82

Refer to Note 17, Segment Information, and Note 8, Restructuring, Impairment and Other Charges, for further discussion regarding impairment charges.  There was no impairment of goodwill during the years ended December 31, 2016 and 2015.

The Other grouping’s goodwill and accumulated impairment balances are impacted by changes in foreign currencies.

The components of other intangible assets at December 31, 2017 and 2016 were as follows:

	December 31, 2017			December 31, 2016
	Gross Carrying	Accumulated	Net Book	Gross Carrying	Accumulated	Net Book
	Amount	Amortization	Value	Amount	Amortization	Value

Customer relationships	$256	$(125)	$131	$205	$(109)	$96
Trade names	9	(4)	5	5	(2)	3
Total amortizable other intangible assets	265	(129)	136	210	(111)	99
Indefinite-lived trade names	24	—	24	32	—	32
Total other intangible assets	$289	$(129)	$160	$242	$(111)	$131

For the year ended December 31, 2017, the Company recorded charges of $8 million primarily for the impairment of certain acquired indefinite tradename intangible assets, including $3 million in the Office Products segment and $5 million in the Book segment.  Refer to Note 8, Restructuring, Impairment and Other Charges, for further discussion regarding impairment charges.  There was no impairment recorded during the years ended December 31, 2016 and 2015.

The Company recorded additions to other intangible assets of $55 million for acquisitions during the year ended December 31, 2017.  The components of other intangible assets added during the year ended December 31, 2017 were as follows:

	December 31, 2017
	Amount	Weighted Average Amortization Period (in years)
Customer relationships	$51	11.1
Trade names (amortizable)	4	4.5
Total additions	$55

Amortization expense for other intangible assets was $18 million, $16 million and $17 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The following table outlines the estimated annual amortization expense related to other intangible assets as of December 31, 2017:

For the year ending December 31,	Amount
2018	$16
2019	16
2020	16
2021	14
2022	13
2023 and thereafter	61
Total	$136